Financial Instruments (Details 2) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2012 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2013 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2012 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2013 Fair Value Hedges RBS Interest rate swap contracts	Dec. 31, 2012 Fair Value Hedges RBS Interest rate swap contracts	Jun. 30, 2013 Fair Value Hedges RBS Interest rate swap contracts Effective Date 12/15/2004	Dec. 31, 2012 Fair Value Hedges RBS Interest rate swap contracts Effective Date 12/15/2004	Jun. 30, 2013 Fair Value Hedges RBS Interest rate swap contracts Effective Date 11/17/2004	Dec. 31, 2012 Fair Value Hedges RBS Interest rate swap contracts Effective Date 11/17/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date											$ 60,528,000		$ 62,342,000
Fixed Rate (Danaos receives) (as a percent)											5.0125%		5.0125%
Floating rate (Danaos pays)											USD LIBOR 3M BBA		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)											0.835%		0.855%
Fair Value									2,126,000	2,908,000	1,012,000	1,390,000	1,114,000	1,518,000
Fair value change of interest rate swaps							800,000
Effect of interest rate swap hedges on results
Unrealized losses on swap asset					(400,000)	(200,000)	(800,000)	(400,000)
Unrealized gains on fair value of hedged debt						300,000		600,000
Amortization of fair value of hedged debt					100,000	200,000	300,000	300,000
Realized gains					400,000	400,000	700,000	900,000
Unrealized and realized losses on interest rate swaps	$ (24,855,000)	$ (36,997,000)	$ (57,066,000)	$ (69,489,000)	$ 100,000	$ 700,000	$ 200,000	$ 1,400,000